Material Accounting Policies - Schedule of Estimated Useful Lives of the Right-of-use assets (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Estimated Useful Lives of the Right-of-use assets [Line Items]
Estimated useful lives	5 years
Bottom of Range [Member]
Schedule of Estimated Useful Lives of the Right-of-use assets [Line Items]
Estimated useful lives	3 years
Top of Range [Member]
Schedule of Estimated Useful Lives of the Right-of-use assets [Line Items]
Estimated useful lives	5 years